Intangible Assets - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Additions		€ 2,727	€ 1,978
Transfers and others		291	454
Translation differences and hyperinflation adjustments	€ 483	21	(261)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions related to companies held-for-sale		1,501	868
Additions		25	509
Transfers and others		333	(9)
Translation differences and hyperinflation adjustments	458	23	(69)
Software
Disclosure of detailed information about intangible assets [line items]
Additions		420	632
Transfers and others		1,113	876
Translation differences and hyperinflation adjustments	€ 24	(6)	(86)
Telefonica Uruguay | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		26
Telefónica United Kingdom | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			230
Telefónica United Kingdom Ltd. Wireless communications | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			358
Telefónica Spain | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			108
Telefónica México | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			33
Telefónica Hispam Norte | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			102
Telefónica Argentina | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			21
Telefonica Moviles Costa Rica and Telefonica Moviles El Salvador | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others		65
Telefónica Moviles Guatemala | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others			44
Telefónica Moviles El Salvador | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others			€ 30
Telefonía Celular de Nicaragua, S.A. | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Exclusion of companies		12
Telefónica Móviles Panamá, S.A. | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Exclusion of companies		€ 100